Coal mine acquisitions (Detail Textuals)							12 Months Ended
	May 20, 2011 Entity	Jun. 30, 2012 Baofeng Shuangrui Coal Co. Ltd USD ($)	Jun. 30, 2012 Baofeng Shuangrui Coal Co. Ltd CNY	May 20, 2011 Baofeng Shuangrui Coal Co. Ltd	May 20, 2011 Baofeng Xingsheng Coal Co. Ltd	May 20, 2011 Baofeng Shunli Coal Co. Ltd	Jun. 30, 2013 Hongli Baofeng Shuangrui Coal Co. Ltd USD ($)	Jun. 30, 2013 Hongli Baofeng Shuangrui Coal Co. Ltd CNY	Aug. 10, 2010 Hongli Baofeng Shuangrui Coal Co. Ltd USD ($)	Aug. 10, 2010 Hongli Baofeng Shuangrui Coal Co. Ltd CNY	Aug. 10, 2010 Hongli Baofeng Xingsheng Coal Co. Ltd USD ($)	Aug. 10, 2010 Hongli Baofeng Xingsheng Coal Co. Ltd CNY	Jun. 30, 2012 Baofeng Hongchang Coal Co. Ltd Baofeng Shuangrui Coal Co. Ltd	May 19, 2011 Baofeng Hongchang Coal Co. Ltd Baofeng Shunli Coal Co. Ltd USD ($)	May 19, 2011 Baofeng Hongchang Coal Co. Ltd Baofeng Shunli Coal Co. Ltd CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired by company				60.00%	60.00%	100.00%			60.00%	60.00%	60.00%	60.00%		100.00%	100.00%
Number of acquired entity	3
Percentage of mining rights equivalent to purchase price									60.00%	60.00%	60.00%	60.00%		100.00%	100.00%
Consideration amount payable in cash									$ 6,800,000	42,000,000	$ 6,800,000	42,000,000		$ 6,800,000	42,000,000
Purchase price							6,600,000	41,000,000
Percentage of remaining equity interest transferred		40.00%	40.00%										100.00%
Accrued payable		$ 4,530,400	28,000,000